Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Details)	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, authorized	72,115,750	71,003,133
Convertible preferred stock, outstanding	56,899,560	56,899,560
Aldagen Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	6,040,000	6,040,000
Convertible preferred stock, outstanding	6,000,000	6,000,000
Aldagen Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	8,923,785	8,923,785
Convertible preferred stock, outstanding	8,519,926	8,519,926
Aldagen Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	26,069,584	26,069,584
Convertible preferred stock, outstanding	24,742,979	24,742,979
Aldagen Inc [Member] | Series C-1 Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	31,082,381	31,082,381
Convertible preferred stock, outstanding	17,636,655	17,636,655